Significant Events - TransAlta Renewables Acquires Three Renewable Assets from the Corporation (Details) $ in Millions			12 Months Ended
	Jun. 28, 2018 CAD ($)	May 31, 2018 CAD ($) MW	Dec. 31, 2018 CAD ($)	Nov. 30, 2016 CAD ($)
Investment [Line Items]
Consideration received			$ 10
Transfer of equity from non-controlling interests			$ 1	$ 38
Issued preferred capital	$ 33
Lakeswind
Investment [Line Items]
Impairment loss	12
TransAlta Renewables | Lakeswind Wind Farm
Investment [Line Items]
Capacity of facility (in megawatts) | MW		50
TransAlta Renewables | Lakeswind Solar Projects
Investment [Line Items]
Capacity of facility (in megawatts) | MW		21
TransAlta Renewables | Kent Breeze
Investment [Line Items]
Capacity of facility (in megawatts) | MW		20
TransAlta Renewables | Three Renewable Assets
Investment [Line Items]
Consideration received		$ 166
Value of equity consideration received		62
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 104
Property, plant, and equipment | Lakeswind
Investment [Line Items]
Impairment loss	11
Intangible assets | Lakeswind
Investment [Line Items]
Impairment loss	$ 1